Investments in Marketable Securities Available-for sale (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
Following is a summary of marketable securities as of December 31, 2013 and 2014:

	December 31, 2013
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$771	17	-	788

	December 31, 2014
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	8	-	158
Open-ended bond fund	2,212	7	-	2,219
Total	$2,362	15	-	2,377

Schedule Of Information On Sales Of Available For Sale Marketable Securities [Table Text Block]
Information on sales of available for sale marketable securities for the years ended December 31, 2012, 2013 and 2014 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
		(in thousands)

Year 2012	$19,612	35	(32)
Year 2013	$21,792	17	(25)
Year 2014	$22,021	15	(46)